Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Albert Buettner GmbH [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability	€ 11,429
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	3,064,000	€ 13,836,000
Financial expense from provisions update	9,000	1,669,000
Charge / (Credit):	(447,000)	(441,000)
(+) additional provisions recognized, net	128,000	2,687,000
(+/-) Short-term transferred	0	(500,000)
(-) Amounts used during the year	(575,000)	(2,628,000)
Carrying amount at year end	2,626,000	3,064,000
Non-current [Member] | Albert Buettner GmbH [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability		(12,000,000)
Non-current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	422,000	11,652,000
Financial expense from provisions update	9,000	1,669,000
Charge / (Credit):	67,000	(899,000)
(+) additional provisions recognized, net	67,000	655,000
(+/-) Short-term transferred	0	(500,000)
(-) Amounts used during the year	0	(1,054,000)
Carrying amount at year end	498,000	422,000
Non-current [Member] | Others [Member] | Albert Buettner GmbH [Member]
Disclosure of detailed information of provision [Line Items]
Reversal of ABL put option liability		(12,000,000)
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	2,642,000	2,184,000
Charge / (Credit):	(514,000)	458,000
(+) additional provisions recognized, net	61,000	2,032,000
(+/-) Short-term transferred	0
(-) Amounts used during the year	(575,000)	(1,574,000)
Carrying amount at year end	2,128,000	2,642,000
Current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	2,349,000	1,752,000
Charge / (Credit):	(263,000)	597,000
(+) additional provisions recognized, net	35,000	1,475,000
(+/-) Short-term transferred	0	500,000
(-) Amounts used during the year	(298,000)	(1,378,000)
Carrying amount at year end	2,086,000	2,349,000
Current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	500,000
Charge / (Credit):	0	500,000
(+) additional provisions recognized, net	0	0
(+/-) Short-term transferred	0	500,000
(-) Amounts used during the year	0
Carrying amount at year end	500,000	500,000
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,849,000	1,752,000
Charge / (Credit):	(263,000)	97,000
(+) additional provisions recognized, net	35,000	1,475,000
(+/-) Short-term transferred	0
(-) Amounts used during the year	(298,000)	(1,378,000)
Carrying amount at year end	€ 1,586,000	€ 1,849,000